LOANS AND ALLOWANCE FOR LOAN LOSSES (Details 4)	12 Months Ended
Dec. 31, 2017
Loans And Allowance For Loan Losses Iv Disclosure Details [Abstract]
TDR description	Forbearance programs applied in the Consumer segment (mortgages, consumer loans, credit cards) mainly comprise of extension of the loan term combined with a reduction of the installment either through fractional payment scheme of up to 72 months, which, upon expiry, may be extended for another 36 months, whereby the customer pays a proportion, ranging from 30% to 70% of the installment due, or through an interest only payment period of a maximum of 24 months, which, upon expiry, may be extended for another 24 months under certain conditions. Specifically, for consumer loans the interest rate on the new loan may be reduced and/or the duration may be extended if the customers are willing and able to secure their consumer loan and credit card debt with real estate property or provide a down payment. In addition, Split & Freeze is a new split-balance type of restructuring product offered both for mortgage loans and secured consumer loans. An amount of 20% to 60% (according to the borrower’ s affordability) of the balance to be restructured remains frozen for 15 years. For SBL customers, the restructuring product generally includes the granting of a grace period of up to 24 months during which the customer pays only interest, the extension of the maturity of the loan up to 20 years and the option to the customer to make a down payment, which if the loan is repaid in accordance with the restructured terms will be returned as a discount or the application of lower interest rate in case the customer provides new collaterals. In addition, restructuring over restructuring (“R–O-R”) programs are addressed to those customers having difficulty in servicing their restructured loans. Furthermore, forbearance programs applied in SBL loans also comprise of extension of loan maturity combined with reduction of installment through fractional payment scheme of up to 36 months, which, upon expiry, may be extended for another 36 months, whereby the customer pays a proportion, ranging from 30% to 70% of the installment due. An additional product offered for SBL loans is the Fast Capital Repayment. It offers a 5-year grace period, whereby the capital is paid on a monthly or quarterly basis with possibility of fractional payment ranging from 30% to 70% according to the borrower’s affordability. The interest is calculated semiannually and is forgiven up to 100% if the customer remains current in his capital installment payments. Those programs also offer a reduction on the off-balance sheet interest. Troubled debt restructuring programs are also offered to corporate customers who have been affected by the current market conditions. The types of modification are usually a mix of new amortization schedule tailored to current conditions and the customer’s projected cash flow, the extension or not of tenor, depending on the customer and its needs, as well as shift from short- term to long-term financing. TDRs are considered impaired loans. TDRs are separately monitored and assessed within each portfolio for the purposes of allowance for loan loss calculation. Allowance for loan loss is calculated based on a present value of expected future cash flows discounted using the original effective interest rate of the loan considering all available evidence at the time of the assessment. At the time of the restructuring, the loans are remeasured to reflect the impact, if any, on projected cash flows or collateral value resulting from the modified terms. If there was no principal forgiveness or the interest rate was increased, the modification may have a little impact or no impact on the allowance for loan loss. If a portion of the loans is deemed uncollectible, an allowance for loan loss is recorded at the time of restructuring or may have been already recorded in a previous period.
TDR conditions	Typically, allowance for loan loss for TDR Consumer loans is calculated using the average of yearly default frequencies of those specific products. Upon restructuring if several customer’s loans are consolidated into a single loan, then the aggregate loan balance, which may also include loans previously accruing, is assessed for impairment. In addition, restructured loans under Greek Law 3869/2010 are considered TDRs and are pooled into a separate group when calculating allowance for loan losses. Allowance for loan loss for TDR Commercial loans is usually calculated on an individual basis for customers with significant exposures based on the present value of expected cash flows discounted at the loan’s original effective interest rate, or based on the fair value of the collateral, less costs to sell, if those are collateral dependent loans. For TDR Commercial customers that do not satisfy the quantified criterion for individual assessment (that is, the individually non significant customers), allowance for loan loss is calculated through our coefficient or homogeneous analysis using the probability of default corresponding to their internal credit rating. The trends of re default are closely monitored and analyzed in order to identify the drivers for the re defaults. In addition, trends of re default are considered when calculating the appropriate level of the allowance for loan loss by adjusting the probabilities of default relating to both Consumer and Commercial TDR loans.